Business Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
BUSINESS SEGMENTS

NOTE 14 – BUSINESS SEGMENTS

The revenues and cost of goods sold from operation consist of the following:

	Revenues		Cost of Sales
	For the Six Months Ended		For the Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020
Fertilizer sales	$3,721,181	$3,972,391	$2,176,053	$2,261,100
Logistic	410,338	-	231,903	-
Agricultural products (food) sales	120	80,740	89	88,454
Total	$4,131,639	$4,053,131	$2,408,045	$2,349,554

NOTE 14 – BUSINESS SEGMENTS

The revenues and cost of goods sold from operation consist of the following:

	Revenues		Cost of Sales
	For the Years Ended		For the Years Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Fertilizer	$10,548,324	$12,178,231	$5,994,087	$6,742,300
Logistic	378,853	-	133,905	-
Agricultural products (food) sales	81,355	704,019	120,765	803,880
Total	$11,008,532	$12,882,250	$6,248,757	$7,546,180